Trade Payables and Other Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2013
Payables And Accruals [Abstract]
Summary of Trade Payables and Other Accrued Liabilities

Trade payables and other accrued liabilities were comprised of the following:

	January 31,
	2013	2012
Trade payables	$592,529	$649,939
Interest payable	1,956	7,399
Staff cost related accruals	69,533	92,586
Contingent consideration	700	—
Other payables and accruals	121,726	109,162

Total trade payables and other accrued liabilities	$786,444	$859,086